JPMorgan Short Duration Core Plus ETF
Schedule of Portfolio Investments as of November 30, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 27.5%
Aerospace & Defense — 0.2%
ATI, Inc. 5.88%, 12/1/2027	108,000	108,170
Bombardier, Inc. (Canada)
7.88%, 4/15/2027 (a)	2,000	2,006
6.00%, 2/15/2028 (a)	159,000	159,482
RTX Corp. 5.75%, 11/8/2026	850,000	862,445
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	34,000	35,706
TransDigm, Inc. 6.38%, 3/1/2029 (a)	495,000	509,834
		1,677,643
Automobile Components — 0.2%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (a)	90,000	92,344
8.25%, 4/15/2031 (a)	250,000	262,757
Allison Transmission, Inc. 5.88%, 6/1/2029 (a)	324,000	328,808
American Axle & Manufacturing, Inc. 6.88%, 7/1/2028	90,000	90,380
Clarios Global LP 6.75%, 5/15/2028 (a)	270,000	276,968
Dana, Inc.
5.38%, 11/15/2027	72,000	72,143
4.50%, 2/15/2032	23,000	22,559
Goodyear Tire & Rubber Co. (The)
5.25%, 4/30/2031	247,000	235,765
5.25%, 7/15/2031	70,000	66,136
Icahn Enterprises LP 5.25%, 5/15/2027	180,000	177,687
ZF North America Capital, Inc. (Germany) 6.88%, 4/14/2028 (a)	175,000	178,609
		1,804,156
Automobiles — 0.6%
BMW US Capital LLC (Germany) 4.65%, 8/13/2029 (a)	955,000	969,733
Hyundai Capital America
5.25%, 1/8/2027 (a)	965,000	975,886
4.55%, 9/26/2029 (a)	1,930,000	1,939,875
Mercedes-Benz Finance North America LLC (Germany) 5.10%, 11/15/2029 (a)	1,390,000	1,435,271
Volkswagen Group of America Finance LLC (Germany) 4.45%, 9/11/2027 (a)	1,675,000	1,679,528
		7,000,293
Banks — 11.9%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.54%, 6/16/2027 (a) (b)	400,000	394,162
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (b)	500,000	508,372
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (b)	1,750,000	1,861,643
(SOFR + 1.65%), 5.32%, 5/15/2031 (a) (b)	2,790,000	2,884,654
ASB Bank Ltd. (New Zealand) 5.40%, 11/29/2027 (a)	1,000,000	1,027,807
Banco Bilbao Vizcaya Argentaria SA (Spain) 5.38%, 3/13/2029	1,200,000	1,244,758
Banco Continental SAECA (Paraguay) 2.75%, 12/10/2025 (a)	550,000	548,350
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	200,000	196,170
5.59%, 8/8/2028	800,000	829,886
6.61%, 11/7/2028	200,000	213,494

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
4.55%, 11/6/2030	1,400,000	1,407,019
Bank of America Corp.
(SOFR + 0.96%), 1.73%, 7/22/2027 (b)	230,000	226,421
(SOFR + 1.34%), 5.93%, 9/15/2027 (b)	1,000,000	1,013,949
(SOFR + 1.05%), 2.55%, 2/4/2028 (b)	345,000	338,882
(SOFR + 2.04%), 4.95%, 7/22/2028 (b)	475,000	481,681
(SOFR + 1.99%), 6.20%, 11/10/2028 (b)	400,000	415,979
(SOFR + 1.63%), 5.20%, 4/25/2029 (b)	870,000	892,218
(SOFR + 1.57%), 5.82%, 9/15/2029 (b)	1,500,000	1,568,020
Series FIX, (SOFR + 1.00%), 5.16%, 1/24/2031 (b)	1,250,000	1,296,586
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (b)	245,000	240,687
(SOFR + 1.62%), 5.60%, 3/20/2030 (a) (b)	1,480,000	1,541,302
Bank of Nova Scotia (The) (Canada)
5.35%, 12/7/2026	720,000	729,657
(SOFR + 1.00%), 4.40%, 9/8/2028 (b)	995,000	1,000,270
(SOFR + 1.09%), 4.34%, 9/15/2031 (b)	2,050,000	2,047,240
Banque Federative du Credit Mutuel SA (France) 4.59%, 10/16/2028 (a)	1,960,000	1,980,561
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.28%, 11/24/2027 (b)	820,000	804,709
(SOFR + 1.08%), 4.48%, 11/11/2029 (b)	1,080,000	1,086,384
BNP Paribas SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (a) (b)	500,000	513,527
(SOFR + 1.52%), 5.18%, 1/9/2030 (a) (b)	3,000,000	3,079,762
(SOFR + 1.28%), 5.28%, 11/19/2030 (a) (b)	1,470,000	1,514,285
(SOFR + 1.68%), 5.09%, 5/9/2031 (a) (b)	1,150,000	1,176,778
BPCE SA (France)
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (b)	500,000	500,949
(SOFR + 1.98%), 6.61%, 10/19/2027 (a) (b)	1,525,000	1,555,682
(SOFR + 1.58%), 5.39%, 5/28/2031 (a) (b)	910,000	937,992
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (b)	805,000	820,326
(SOFR + 2.70%), 6.21%, 1/18/2029 (a) (b)	1,500,000	1,561,723
(SOFRINDX + 1.78%), 5.67%, 3/15/2030 (a) (b)	2,202,000	2,292,917
Canadian Imperial Bank of Commerce (Canada)
5.26%, 4/8/2029	660,000	684,586
(SOFR + 1.34%), 4.63%, 9/11/2030 (b)	1,100,000	1,116,867
(SOFRINDX + 1.17%), 4.58%, 9/8/2031 (b)	1,205,000	1,215,695
Citigroup, Inc.
(SOFR + 0.77%), 1.12%, 1/28/2027 (b)	85,000	84,575
(SOFR + 1.28%), 3.07%, 2/24/2028 (b)	500,000	493,667
(SOFR + 0.87%), 4.79%, 3/4/2029 (b)	3,000,000	3,042,409
(SOFR + 1.36%), 5.17%, 2/13/2030 (b)	1,130,000	1,162,449
(SOFR + 1.34%), 4.54%, 9/19/2030 (b)	3,610,000	3,642,942
(SOFR + 1.46%), 4.95%, 5/7/2031 (b)	1,180,000	1,209,389
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (b)	535,000	531,820
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.99%, 5/27/2031 (a) (b)	2,630,000	2,698,905

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Credit Agricole SA (France)
(SOFR + 1.13%), 5.23%, 1/9/2029 (a) (b)	945,000	964,299
(SOFR + 1.46%), 5.22%, 5/27/2031 (a) (b)	955,000	984,722
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (b)	1,350,000	1,407,398
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (a) (b)	615,000	620,698
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.42%, 9/12/2031 (a) (b)	2,000,000	1,997,792
DNB Bank ASA (Norway) (SOFR + 1.05%), 4.38%, 11/4/2031 (a) (b)	1,960,000	1,957,853
Federation des Caisses Desjardins du Quebec (Canada)
5.70%, 3/14/2028 (a)	325,000	337,182
5.25%, 4/26/2029 (a)	710,000	735,597
4.57%, 8/26/2030 (a)	1,790,000	1,808,628
HSBC Holdings plc (United Kingdom)
(SOFR + 1.57%), 5.89%, 8/14/2027 (b)	855,000	865,007
(SOFR + 1.97%), 6.16%, 3/9/2029 (b)	1,750,000	1,823,916
(SOFR + 1.46%), 5.55%, 3/4/2030 (b)	300,000	311,599
(SOFR + 1.29%), 5.29%, 11/19/2030 (b)	860,000	889,555
(SOFR + 1.29%), 5.13%, 3/3/2031 (b)	585,000	601,179
(SOFR + 1.57%), 5.24%, 5/13/2031 (b)	1,305,000	1,349,329
(SOFR + 1.19%), 4.62%, 11/6/2031 (b)	1,105,000	1,112,188
ING Groep NV (Netherlands) (SOFR + 1.01%), 1.73%, 4/1/2027 (b)	200,000	198,365
KBC Group NV (Belgium)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (b)	1,030,000	1,063,849
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (a) (b)	2,500,000	2,550,441
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.45%, 9/23/2031 (a) (b)	1,350,000	1,349,010
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (b)	1,000,000	1,012,053
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (b)	755,000	783,636
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 4.82%, 6/13/2029 (b)	1,145,000	1,163,332
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.82%), 4.43%, 11/4/2031 (b)	1,485,000	1,488,023
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (b)	512,000	503,550
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (b)	400,000	392,265
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 5.16%, 4/24/2031 (b)	465,000	481,812
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 4.53%, 9/12/2031 (b)	1,760,000	1,774,707
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.82%), 5.10%, 5/13/2031 (b)	1,425,000	1,469,395
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (b)	985,000	999,695
Morgan Stanley Bank NA (SOFR + 0.87%), 5.50%, 5/26/2028 (b)	625,000	637,876
Morgan Stanley Private Bank NA (SOFR + 1.02%), 4.47%, 11/19/2031 (b)	2,490,000	2,503,619
National Bank of Canada (Canada)
5.60%, 12/18/2028	1,620,000	1,692,806
4.50%, 10/10/2029	1,000,000	1,013,191
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	500,000	501,096
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (b)	3,500,000	3,580,842
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.12%, 5/23/2031 (b)	750,000	772,040

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
NatWest Markets plc (United Kingdom)
5.42%, 5/17/2027 (a)	745,000	759,998
5.41%, 5/17/2029 (a)	805,000	838,343
Nordea Bank Abp (Finland) 1.50%, 9/30/2026 (a)	500,000	489,932
Royal Bank of Canada (Canada) (SOFR + 0.89%), 4.50%, 8/6/2029 (b)	3,430,000	3,465,682
Santander UK Group Holdings plc (United Kingdom) (SOFRINDX + 1.07%), 4.32%, 9/22/2029 (b)	1,290,000	1,291,421
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (a)	940,000	974,021
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (b)	570,000	569,238
(SOFR + 1.65%), 5.51%, 5/22/2031 (a) (b)	1,620,000	1,677,641
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (a) (b)	470,000	475,306
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (b)	755,000	770,055
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.01%, 10/15/2030 (a) (b)	1,605,000	1,640,674
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	775,000	799,654
(SOFR + 1.19%), 4.66%, 7/8/2031 (b)	1,620,000	1,644,370
Sumitomo Mitsui Trust Bank Ltd. (Japan) 5.20%, 3/7/2029 (a)	820,000	847,073
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	750,000	776,271
Swedbank AB (Sweden) 5.08%, 5/21/2030 (a)	1,030,000	1,063,102
Toronto-Dominion Bank (The) (Canada) 4.11%, 10/13/2028	4,455,000	4,465,256
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (b)	285,000	282,932
(SOFR + 1.07%), 5.71%, 4/22/2028 (b)	1,245,000	1,271,504
(SOFR + 1.98%), 4.81%, 7/25/2028 (b)	945,000	955,176
(SOFR + 1.74%), 5.57%, 7/25/2029 (b)	975,000	1,010,498
(SOFR + 0.88%), 4.08%, 9/15/2029 (b)	2,000,000	1,999,274
(SOFR + 1.79%), 6.30%, 10/23/2029 (b)	210,000	222,366
(SOFR + 1.50%), 5.20%, 1/23/2030 (b)	3,100,000	3,198,380
		131,804,818
Beverages — 0.1%
Constellation Brands, Inc. 4.80%, 5/1/2030	1,350,000	1,374,472
Primo Water Holdings, Inc. 6.25%, 4/1/2029 (a)	100,000	100,586
		1,475,058
Biotechnology — 0.1%
Biogen, Inc. 5.05%, 1/15/2031	1,115,000	1,153,796
Broadline Retail — 0.0% ^
Nordstrom, Inc. 4.38%, 4/1/2030	59,000	55,459
Wayfair LLC 7.25%, 10/31/2029 (a)	175,000	182,043
		237,502
Building Products — 0.2%
Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	399,000	379,232
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	540,000	559,631
Griffon Corp. 5.75%, 3/1/2028	125,000	125,152
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	79,000	67,846
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	100,000	103,165

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Building Products — continued
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	200,000	204,311
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	380,000	394,590
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	285,000	302,486
Standard Building Solutions, Inc. 6.50%, 8/15/2032 (a)	100,000	103,165
Standard Industries, Inc. 4.75%, 1/15/2028 (a)	329,000	328,093
		2,567,671
Capital Markets — 2.4%
Bank of New York Mellon Corp. (The) (SOFR + 1.03%), 4.95%, 4/26/2027 (b)	380,000	381,437
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	125,000	118,209
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (b)	350,000	356,015
(SOFR + 1.22%), 2.31%, 11/16/2027 (b)	150,000	147,245
(SOFR + 2.51%), 6.82%, 11/20/2029 (b)	1,303,000	1,392,418
(SOFR + 1.72%), 5.30%, 5/9/2031 (b)	1,325,000	1,361,691
Goldman Sachs Group, Inc. (The)
(SOFR + 0.91%), 1.95%, 10/21/2027 (b)	423,000	414,687
(SOFR + 1.11%), 2.64%, 2/24/2028 (b)	390,000	382,992
(SOFR + 0.90%), 4.15%, 10/21/2029 (b)	2,260,000	2,261,629
(SOFR + 1.21%), 5.05%, 7/23/2030 (b)	2,705,000	2,778,834
(SOFR + 1.14%), 4.69%, 10/23/2030 (b)	895,000	909,677
Macquarie Bank Ltd. (Australia) 5.21%, 6/15/2026 (a)	1,000,000	1,006,495
Macquarie Group Ltd. (Australia)
(SOFR + 0.91%), 1.63%, 9/23/2027 (a) (b)	140,000	137,153
(SOFR + 2.13%), 4.10%, 6/21/2028 (a) (b)	380,000	379,373
Morgan Stanley
(SOFR + 0.72%), 0.99%, 12/10/2026 (b)	150,000	149,871
(SOFR + 0.86%), 1.51%, 7/20/2027 (b)	335,000	329,437
(SOFR + 1.00%), 2.48%, 1/21/2028 (b)	400,000	392,585
(SOFR + 2.24%), 6.30%, 10/18/2028 (b)	985,000	1,023,727
(SOFR + 1.59%), 5.16%, 4/20/2029 (b)	565,000	578,449
(SOFR + 1.63%), 5.45%, 7/20/2029 (b)	600,000	620,085
Series I, (SOFR + 0.91%), 4.13%, 10/18/2029 (b)	2,210,000	2,209,763
(SOFR + 1.26%), 5.66%, 4/18/2030 (b)	930,000	972,014
(SOFR + 1.10%), 4.65%, 10/18/2030 (b)	1,510,000	1,532,283
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.71%, 1/12/2027 (a) (b)	297,000	297,410
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (b)	410,000	411,300
(SOFR + 3.70%), 6.44%, 8/11/2028 (a) (b)	870,000	902,141
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (b)	1,585,000	1,659,597
Voya Global Funding 4.60%, 11/24/2030 (a)	3,035,000	3,060,016
		26,166,533
Chemicals — 0.2%
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	150,000	144,877
Braskem Netherlands Finance BV (Brazil)
4.50%, 1/31/2030 (c)	200,000	71,000
8.00%, 10/15/2034 (a)	200,000	71,704
Chemours Co. (The) 5.75%, 11/15/2028 (a)	290,000	281,459

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
INEOS Finance plc (Luxembourg) 6.75%, 5/15/2028 (a)	200,000	187,511
NOVA Chemicals Corp. (Canada)
8.50%, 11/15/2028 (a)	315,000	329,961
4.25%, 5/15/2029 (a)	67,000	64,895
9.00%, 2/15/2030 (a)	65,000	69,546
OCP SA (Morocco) 3.75%, 6/23/2031 (c)	200,000	186,437
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	458,000	448,462
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	55,000	55,301
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	124,000	122,865
5.63%, 8/15/2029 (a)	210,000	197,692
		2,231,710
Commercial Services & Supplies — 0.3%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	122,000	110,599
ADT Security Corp. (The) 4.88%, 7/15/2032 (a)	100,000	96,933
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	184,000	184,110
Brink's Co. (The) 6.75%, 6/15/2032 (a)	100,000	104,288
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	234,000	226,604
Element Fleet Management Corp. (Canada) 5.64%, 3/13/2027 (a)	1,845,000	1,877,474
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	270,000	264,714
4.75%, 6/15/2029 (a)	116,000	115,868
6.75%, 1/15/2031 (a)	100,000	104,982
Madison IAQ LLC 4.13%, 6/30/2028 (a)	311,000	305,093
Prime Security Services Borrower LLC 5.75%, 4/15/2026 (a)	28,000	28,078
Williams Scotsman, Inc.
4.63%, 8/15/2028 (a)	70,000	69,148
6.63%, 6/15/2029 (a)	95,000	98,018
		3,585,909
Communications Equipment — 0.0% ^
CommScope LLC 4.75%, 9/1/2029 (a)	83,000	82,856
Construction & Engineering — 0.1%
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (c)	147,986	120,421
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	44,000	43,412
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	134,000	134,450
Kingston Airport Revenue Finance Ltd. (Jamaica) 6.75%, 12/15/2036 (a)	200,000	204,000
Weekley Homes LLC 4.88%, 9/15/2028 (a)	59,000	58,056
		560,339
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (a)	100,000	105,173
Consumer Finance — 0.7%
AerCap Ireland Capital DAC (Ireland) 6.45%, 4/15/2027	695,000	714,871
American Express Co. (SOFR + 1.44%), 5.02%, 4/25/2031 (b)	1,075,000	1,110,943
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	875,000	875,630
5.75%, 3/1/2029 (a)	970,000	1,003,853

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
4.90%, 10/10/2030 (a)	1,365,000	1,373,927
Capital One Financial Corp.
(SOFR + 2.08%), 5.47%, 2/1/2029 (b)	345,000	354,106
(SOFR + 1.25%), 4.49%, 9/11/2031 (b)	1,650,000	1,648,946
OneMain Finance Corp.
7.13%, 3/15/2026	23,000	23,147
6.63%, 5/15/2029	185,000	191,432
5.38%, 11/15/2029	78,000	77,745
		7,374,600
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	246,000	245,817
5.88%, 2/15/2028 (a)	180,000	180,280
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	200,000	199,988
Rite Aid Corp.
8.00%, 11/15/2026 ‡ (d)	66,000	—
(3-MONTH CME TERM SOFR + 7.00%), 11.32%, 8/30/2031 ‡ (a) (b) (d)	6,931	—
Series B, 15.00%, 8/30/2031 ‡ (d)	9,401	—
Series A, 15.00%, 8/30/2031 ‡ (d)	20,465	—
Rite Aid Corp., Escrow 8.00%, 10/18/2025 ‡ (d)	19,023	—
		626,085
Containers & Packaging — 0.1%
Ardagh Group SA 12.00% (Blend (Cash 5.50% + PIK 6.50%)), 12/1/2030 (a) (b) (e) (f)	200,000	180,314
Ball Corp. 6.00%, 6/15/2029	200,000	205,841
Graphic Packaging International LLC
1.51%, 4/15/2026 (a)	70,000	69,181
6.38%, 7/15/2032 (a)	105,000	106,775
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2030 (a)	228,000	219,832
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	177,000	177,338
TriMas Corp. 4.13%, 4/15/2029 (a)	130,000	127,562
		1,086,843
Distributors — 0.0% ^
American Builders & Contractors Supply Co., Inc. 3.88%, 11/15/2029 (a)	100,000	95,719
RB Global Holdings, Inc. (Canada) 7.75%, 3/15/2031 (a)	170,000	178,176
		273,895
Diversified Consumer Services — 0.0% ^
Service Corp. International 4.00%, 5/15/2031	210,000	200,484
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	230,000	242,357
		442,841
Diversified REITs — 0.2%
Equinix Europe 2 Financing Corp. LLC 4.60%, 11/15/2030	2,195,000	2,209,407
Diversified Telecommunication Services — 0.3%
Altice Financing SA (Luxembourg) 5.00%, 1/15/2028 (a)	200,000	133,694
Altice France SA (France) 6.50%, 4/15/2032 (a)	154,020	149,851

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
CCO Holdings LLC
5.13%, 5/1/2027 (a)	250,000	249,647
4.75%, 3/1/2030 (a)	1,272,000	1,211,551
4.50%, 8/15/2030 (a)	805,000	753,232
4.25%, 2/1/2031 (a)	165,000	152,003
4.75%, 2/1/2032 (a)	18,000	16,539
Cipher Compute LLC 7.13%, 11/15/2030 (a)	45,000	45,717
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	227,000	227,307
Level 3 Financing, Inc. 6.88%, 6/30/2033 (a)	120,000	122,206
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	91,408	90,380
4.13%, 4/15/2030 (a)	114,227	113,250
WULF Compute LLC 7.75%, 10/15/2030 (a)	120,000	124,071
		3,389,448
Electric Utilities — 0.9%
Alliant Energy Finance LLC 5.40%, 6/6/2027 (a)	1,145,000	1,159,762
Comision Ejecutiva Hidroelectrica del Rio Lempa (El Salvador) 8.65%, 1/24/2033 (a)	150,000	159,750
Enel Finance International NV (Italy)
4.63%, 6/15/2027 (a)	445,000	447,971
4.38%, 9/30/2030 (a)	1,920,000	1,917,383
EnfraGen Energia Sur SA (Colombia) 5.38%, 12/30/2030 (c)	600,000	557,250
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	2,535,000	2,500,201
FirstEnergy Pennsylvania Electric Co.
5.15%, 3/30/2026 (a)	225,000	225,609
5.20%, 4/1/2028 (a)	240,000	245,376
FirstEnergy Transmission LLC 4.55%, 1/15/2030	325,000	329,116
Instituto Costarricense de Electricidad (Costa Rica) 6.75%, 10/7/2031 (a)	200,000	210,000
NRG Energy, Inc.
3.38%, 2/15/2029 (a)	76,000	72,812
5.25%, 6/15/2029 (a)	312,000	313,315
6.00%, 2/1/2033 (a)	210,000	214,451
PG&E Corp. 5.00%, 7/1/2028	150,000	148,906
Trans-Allegheny Interstate Line Co. 5.00%, 1/15/2031 (a)	370,000	381,212
Trinidad Generation UnLtd (Trinidad And Tobago) 7.75%, 6/16/2033 (a)	200,000	205,950
Vistra Operations Co. LLC
5.00%, 7/31/2027 (a)	150,000	150,480
4.60%, 10/15/2030 (a)	400,000	399,148
7.75%, 10/15/2031 (a)	390,000	414,255
		10,052,947
Electrical Equipment — 0.0% ^
EnerSys 6.63%, 1/15/2032 (a)	95,000	98,726
Sensata Technologies BV 5.88%, 9/1/2030 (a)	200,000	202,749
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	139,000	137,796
		439,271
Electronic Equipment, Instruments & Components — 0.0% ^
Coherent Corp. 5.00%, 12/15/2029 (a)	211,000	209,108

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electronic Equipment, Instruments & Components — continued
Sensata Technologies, Inc.
3.75%, 2/15/2031 (a)	40,000	37,406
6.63%, 7/15/2032 (a)	200,000	209,075
		455,589
Energy Equipment & Services — 0.1%
Archrock Partners LP 6.25%, 4/1/2028 (a)	145,000	145,891
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	50,000	53,186
Noble Finance II LLC 8.00%, 4/15/2030 (a)	115,000	119,471
Transocean International Ltd. 8.75%, 2/15/2030 (a)	97,500	101,654
Valaris Ltd. 8.38%, 4/30/2030 (a)	130,000	135,624
Yinson Boronia Production BV (Brazil) 8.95%, 7/31/2042 (a)	196,218	213,285
		769,111
Entertainment — 0.1%
Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	150,000	149,609
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	160,000	161,596
4.75%, 10/15/2027 (a)	330,000	329,439
Take-Two Interactive Software, Inc. 5.00%, 3/28/2026	103,000	103,223
		743,867
Financial Services — 1.4%
Block, Inc. 6.50%, 5/15/2032	290,000	303,071
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	200,000	212,390
CFIN 2022-RTL1 Issuer LLC Class A, 0.00%, 8/17/2027 ‡	984,216	984,216
Commercial Credit, Inc. Series QIB, 8.75%, 8/30/2030 (a)	500,000	501,395
Equitable America Global Funding 4.95%, 6/9/2030 (a)	2,000,000	2,041,123
Global Payments, Inc.
1.20%, 3/1/2026	415,000	411,745
4.95%, 8/15/2027	335,000	338,024
4.88%, 11/15/2030	3,025,000	3,032,093
Nationwide Building Society (United Kingdom)
(SOFR + 1.29%), 2.97%, 2/16/2028 (a) (b)	2,590,000	2,553,187
(SOFR + 1.06%), 4.65%, 7/14/2029 (a) (b)	990,000	1,000,164
5.13%, 7/29/2029 (a)	1,000,000	1,031,874
4.35%, 9/30/2030 (a)	1,725,000	1,725,990
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	200,000	216,164
Rocket Cos., Inc. 6.13%, 8/1/2030 (a)	175,000	181,661
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	77,000	75,753
3.63%, 3/1/2029 (a)	199,000	192,210
4.00%, 10/15/2033 (a)	5,000	4,633
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	165,000	171,503
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	611,846	611,846
		15,589,042
Food Products — 0.1%
Bunge Ltd. Finance Corp.
2.00%, 4/21/2026	200,000	198,286

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Food Products — continued
4.90%, 4/21/2027	570,000	576,203
Grupo Nutresa SA (Colombia) 8.00%, 5/12/2030 (c)	400,000	427,740
Post Holdings, Inc.
5.50%, 12/15/2029 (a)	125,000	125,022
4.63%, 4/15/2030 (a)	151,000	147,076
		1,474,327
Gas Utilities — 0.0% ^
AmeriGas Partners LP 9.38%, 6/1/2028 (a)	75,000	77,863
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	70,000	67,705
		145,568
Ground Transportation — 0.1%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	124,000	123,794
4.75%, 4/1/2028 (a)	46,000	44,861
8.25%, 1/15/2030 (a)	160,000	164,775
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	109,000	106,445
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	193,000	187,966
12.63%, 7/15/2029 (a)	120,000	119,890
RXO, Inc. 7.50%, 11/15/2027 (a)	50,000	50,938
Transnet (South Africa) 8.25%, 2/6/2028 (c)	400,000	424,000
XPO, Inc.
6.25%, 6/1/2028 (a)	20,000	20,409
7.13%, 6/1/2031 (a)	190,000	198,760
		1,441,838
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	200,000	198,111
Hologic, Inc. 4.63%, 2/1/2028 (a)	165,000	165,140
Medline Borrower LP
3.88%, 4/1/2029 (a)	390,000	378,597
6.25%, 4/1/2029 (a)	57,000	58,956
5.25%, 10/1/2029 (a)	150,000	150,350
Zimmer Biomet Holdings, Inc. 5.05%, 2/19/2030	1,555,000	1,603,625
		2,554,779
Health Care Providers & Services — 0.6%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	166,000	164,451
AdaptHealth LLC 4.63%, 8/1/2029 (a)	59,000	56,932
Cardinal Health, Inc. 4.50%, 9/15/2030	1,830,000	1,848,918
Cigna Group (The) 4.50%, 9/15/2030	860,000	866,595
Community Health Systems, Inc. 4.75%, 2/15/2031 (a)	192,000	171,771
DaVita, Inc. 4.63%, 6/1/2030 (a)	373,000	361,787
Encompass Health Corp. 4.75%, 2/1/2030	231,000	230,151
HCA, Inc.
5.20%, 6/1/2028	520,000	533,232
5.25%, 3/1/2030	1,390,000	1,439,319
Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	145,000	102,543

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
Star Parent, Inc. 9.00%, 10/1/2030 (a)	140,000	150,038
Tenet Healthcare Corp.
5.13%, 11/1/2027	89,000	89,009
4.25%, 6/1/2029	808,000	791,989
		6,806,735
Health Care Technology — 0.0% ^
IQVIA, Inc.
5.00%, 5/15/2027 (a)	200,000	199,773
6.25%, 6/1/2032 (a)	90,000	94,137
		293,910
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP
4.50%, 2/15/2029 (a)	100,000	98,647
6.50%, 4/1/2032 (a)	485,000	502,657
		601,304
Hotels, Restaurants & Leisure — 0.4%
1011778 BC ULC (Canada) 3.88%, 1/15/2028 (a)	76,000	75,080
Acushnet Co. 5.63%, 12/1/2033 (a)	70,000	70,544
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	140,000	137,772
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)	320,000	302,851
6.50%, 2/15/2032 (a)	265,000	269,545
Carnival Corp. 6.13%, 2/15/2033 (a)	345,000	355,381
Churchill Downs, Inc. 5.50%, 4/1/2027 (a)	145,000	145,267
Darden Restaurants, Inc. 4.55%, 10/15/2029	515,000	519,174
Hilton Domestic Operating Co., Inc.
4.88%, 1/15/2030	117,000	117,256
4.00%, 5/1/2031 (a)	265,000	253,096
6.13%, 4/1/2032 (a)	125,000	129,630
5.88%, 3/15/2033 (a)	175,000	180,450
5.75%, 9/15/2033 (a)	65,000	66,624
MGM Resorts International
6.13%, 9/15/2029	135,000	138,006
6.50%, 4/15/2032	150,000	153,964
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	80,000	81,765
6.25%, 3/15/2032 (a)	75,000	77,606
6.00%, 2/1/2033 (a)	150,000	154,443
Six Flags Entertainment Corp.
5.25%, 7/15/2029	145,000	134,513
6.63%, 5/1/2032 (a)	145,000	144,646
Station Casinos LLC 4.50%, 2/15/2028 (a)	279,000	275,968
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	125,000	129,938
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	370,000	371,857
		4,285,376

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Household Durables — 0.2%
Lennar Corp. 5.20%, 7/30/2030	1,175,000	1,213,292
Newell Brands, Inc.
6.38%, 9/15/2027	110,000	109,982
6.63%, 5/15/2032	95,000	89,456
Somnigroup International, Inc. 4.00%, 4/15/2029 (a)	235,000	228,820
		1,641,550
Household Products — 0.1%
Central Garden & Pet Co.
4.13%, 10/15/2030	99,000	94,886
4.13%, 4/30/2031 (a)	186,000	175,591
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	166,000	163,935
4.38%, 3/31/2029 (a)	74,000	70,400
		504,812
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp. 4.50%, 2/15/2028 (a)	145,000	144,708
Saavi Energia SARL (Mexico) 8.88%, 2/10/2035 (a)	200,000	214,126
Termocandelaria Power SA (Colombia) 7.75%, 9/17/2031 (a)	200,000	205,902
		564,736
Insurance — 1.5%
Alliant Holdings Intermediate LLC 6.75%, 4/15/2028 (a)	145,000	147,647
Athene Global Funding
5.62%, 5/8/2026 (a)	1,675,000	1,684,585
5.03%, 7/17/2030 (a)	1,615,000	1,634,295
CNO Global Funding
5.88%, 6/4/2027 (a)	1,145,000	1,172,698
4.38%, 9/8/2028 (a)	2,005,000	2,010,422
2.65%, 1/6/2029 (a)	1,500,000	1,427,465
Corebridge Global Funding
4.25%, 8/21/2028 (a)	1,370,000	1,373,363
5.90%, 9/19/2028 (a)	645,000	674,424
5.20%, 6/24/2029 (a)	1,000,000	1,029,012
F&G Global Funding
5.88%, 6/10/2027 (a)	1,170,000	1,194,737
4.65%, 9/8/2028 (a)	1,995,000	2,001,292
HUB International Ltd. 7.25%, 6/15/2030 (a)	105,000	110,017
Jackson National Life Global Funding 4.70%, 6/5/2028 (a)	1,600,000	1,615,667
Met Tower Global Funding 5.40%, 6/20/2026 (a)	1,000,000	1,007,313
		17,082,937
Interactive Media & Services — 0.0% ^
Snap, Inc. 6.88%, 3/1/2033 (a)	125,000	128,767
IT Services — 0.0% ^
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	120,000	120,397
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	89,000	87,707
		208,104

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	80,000	83,442
Machinery — 0.1%
Chart Industries, Inc.
7.50%, 1/1/2030 (a)	122,000	127,117
9.50%, 1/1/2031 (a)	50,000	53,381
Hillenbrand, Inc. 6.25%, 2/15/2029	100,000	102,397
Terex Corp. 5.00%, 5/15/2029 (a)	236,000	234,462
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	100,000	104,131
		621,488
Marine Transportation — 0.0% ^
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (a)	146,464	143,901
Media — 0.4%
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028 (a)	31,000	31,009
7.50%, 6/1/2029 (a)	5,000	4,946
7.13%, 2/15/2031 (a)	200,000	208,161
CSC Holdings LLC
11.25%, 5/15/2028 (a)	200,000	155,136
6.50%, 2/1/2029 (a)	200,000	125,609
DISH DBS Corp.
7.75%, 7/1/2026	76,000	74,405
5.25%, 12/1/2026 (a)	98,000	95,739
DISH Network Corp. 11.75%, 11/15/2027 (a)	314,000	327,882
Gray Media, Inc.
10.50%, 7/15/2029 (a)	125,000	134,713
5.38%, 11/15/2031 (a)	90,000	67,685
7.25%, 8/15/2033 (a)	75,000	75,130
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	145,000	134,171
7.75%, 8/15/2030 (a)	183,550	156,700
Lamar Media Corp. 4.88%, 1/15/2029	145,000	144,705
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	287,000	287,224
4.75%, 11/1/2028 (a)	175,000	173,547
Outfront Media Capital LLC
4.25%, 1/15/2029 (a)	160,000	155,454
7.38%, 2/15/2031 (a)	65,000	68,884
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	36,000	33,502
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (a)	90,000	93,759
Sirius XM Radio LLC
4.00%, 7/15/2028 (a)	380,000	370,437
5.50%, 7/1/2029 (a)	325,000	326,672
4.13%, 7/1/2030 (a)	75,000	71,015
Stagwell Global LLC 5.63%, 8/15/2029 (a)	242,000	235,162
TEGNA, Inc.
4.63%, 3/15/2028	81,000	80,022
5.00%, 9/15/2029	97,000	96,104

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	210,000	216,716
7.38%, 6/30/2030 (a)	100,000	101,444
		4,045,933
Metals & Mining — 0.0% ^
Big River Steel LLC 6.63%, 1/31/2029 (a)	41,000	41,089
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	118,000	115,278
6.88%, 11/1/2029 (a)	95,000	97,741
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	111,000	110,978
Novelis Corp. 4.75%, 1/30/2030 (a)	127,000	122,120
		487,206
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Arbor Realty SR, Inc. Series QIB, 9.00%, 10/15/2027 (a)	750,000	765,659
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	260,000	275,545
		1,041,204
Multi-Utilities — 0.1%
DTE Energy Co. 5.10%, 3/1/2029	1,455,000	1,493,934
Oil, Gas & Consumable Fuels — 1.6%
Antero Midstream Partners LP
5.75%, 1/15/2028 (a)	165,000	165,196
5.38%, 6/15/2029 (a)	171,000	171,564
Antero Resources Corp. 5.38%, 3/1/2030 (a)	59,000	59,543
Baytex Energy Corp. (Canada) 8.50%, 4/30/2030 (a)	235,000	247,862
Blue Racer Midstream LLC 7.00%, 7/15/2029 (a)	150,000	156,442
Buckeye Partners LP
4.13%, 12/1/2027	190,000	187,922
6.88%, 7/1/2029 (a)	85,000	88,541
Chord Energy Corp. 6.75%, 3/15/2033 (a)	65,000	67,096
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	78,000	80,445
8.75%, 7/1/2031 (a)	190,000	197,855
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	242,000	242,734
Crescent Energy Finance LLC 9.25%, 2/15/2028 (a)	155,000	160,279
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	170,000	166,899
Ecopetrol SA (Colombia)
8.63%, 1/19/2029	50,000	53,742
6.88%, 4/29/2030	100,000	101,575
Enbridge, Inc. (Canada) 4.20%, 11/20/2028	3,000,000	3,007,551
Energy Transfer LP 5.63%, 5/1/2027 (a)	565,000	565,016
Expand Energy Corp.
6.75%, 4/15/2029 (a)	167,000	168,215
5.38%, 3/15/2030	45,000	45,629
FS Luxembourg SARL (Brazil) 8.88%, 2/12/2031 (a)	200,000	206,436
Genesis Energy LP 7.75%, 2/1/2028	115,000	115,772
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	173,000	171,054

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	90,000	92,906
Hess Midstream Operations LP 5.88%, 3/1/2028 (a)	220,000	223,702
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	232,000	227,867
Howard Midstream Energy Partners LLC 7.38%, 7/15/2032 (a)	90,000	94,994
Kinder Morgan, Inc. 5.15%, 6/1/2030	420,000	435,200
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	205,000	206,634
Matador Resources Co. 6.50%, 4/15/2032 (a)	140,000	142,180
MEG Energy Corp. (Canada) 5.88%, 2/1/2029 (a)	175,000	177,571
MPLX LP 4.80%, 2/15/2031	2,425,000	2,456,021
NGL Energy Operating LLC 8.13%, 2/15/2029 (a)	145,000	149,165
NuStar Logistics LP
5.63%, 4/28/2027	95,000	95,971
6.38%, 10/1/2030	160,000	167,613
Permian Resources Operating LLC 7.00%, 1/15/2032 (a)	350,000	364,464
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (c)	450,060	434,168
Petroleos Mexicanos (Mexico)
8.75%, 6/2/2029	200,000	214,000
6.84%, 1/23/2030	800,000	809,960
6.70%, 2/16/2032	1,150,000	1,139,477
10.00%, 2/7/2033	1,150,000	1,327,215
Range Resources Corp.
8.25%, 1/15/2029	74,000	75,478
4.75%, 2/15/2030 (a)	44,000	43,414
Rockies Express Pipeline LLC 4.95%, 7/15/2029 (a)	145,000	145,048
SM Energy Co.
6.63%, 1/15/2027	84,000	84,097
6.50%, 7/15/2028	145,000	146,662
Sunoco LP
5.88%, 3/15/2028	244,000	244,775
7.25%, 5/1/2032 (a)	100,000	105,535
Tallgrass Energy Partners LP 6.00%, 12/31/2030 (a)	387,000	385,710
Uzbekneftegaz JSC (Uzbekistan) 4.75%, 11/16/2028 (c)	200,000	189,375
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (a)	225,000	211,555
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	185,000	189,491
9.50%, 2/1/2029 (a)	120,000	126,560
Venture Global Plaquemines LNG LLC 6.50%, 1/15/2034 (a)	195,000	201,689
Vital Energy, Inc. 9.75%, 10/15/2030	100,000	103,875
		17,439,740
Passenger Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	32,667	32,724
5.75%, 4/20/2029 (a)	756,750	765,657
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	185,000	182,734
United Airlines, Inc.
4.38%, 4/15/2026 (a)	47,000	46,941

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Passenger Airlines — continued
4.63%, 4/15/2029 (a)	110,000	109,443
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a)	215,000	222,665
		1,360,164
Personal Care Products — 0.0% ^
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	218,000	217,543
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	94,000	93,916
		311,459
Pharmaceuticals — 0.0% ^
Bausch Health Cos., Inc. 4.88%, 6/1/2028 (a)	202,000	182,809
Real Estate Management & Development — 0.0% ^
Anywhere Real Estate Group LLC 5.75%, 1/15/2029 (a)	229,000	220,235
Residential REITs — 0.1%
American Homes 4 Rent LP 4.95%, 6/15/2030	1,140,000	1,164,460
Semiconductors & Semiconductor Equipment — 0.7%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	45,000	45,811
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	200,000	213,953
Broadcom, Inc. 4.60%, 7/15/2030	1,615,000	1,645,814
Entegris, Inc. 5.95%, 6/15/2030 (a)	400,000	409,486
Foundry JV Holdco LLC 5.90%, 1/25/2030 (a)	1,690,000	1,777,081
Marvell Technology, Inc.
5.75%, 2/15/2029	670,000	700,204
4.75%, 7/15/2030	310,000	314,607
NXP BV (Netherlands) 4.30%, 8/19/2028	1,860,000	1,865,425
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	125,000	121,854
Qnity Electronics, Inc. 5.75%, 8/15/2032 (a)	210,000	215,528
Synaptics, Inc. 4.00%, 6/15/2029 (a)	110,000	105,679
		7,415,442
Software — 0.1%
Elastic NV 4.13%, 7/15/2029 (a)	100,000	96,441
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	90,000	88,715
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	177,000	175,699
5.13%, 4/15/2029 (a)	14,000	13,869
RingCentral, Inc. 8.50%, 8/15/2030 (a)	125,000	133,009
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	265,000	264,958
6.50%, 6/1/2032 (a)	145,000	150,900
		923,591
Specialized REITs — 0.0% ^
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	152,000	151,464
4.88%, 9/15/2029 (a)	125,000	123,500
		274,964

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — 0.1%
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	99,000	98,505
Bath & Body Works, Inc.
5.25%, 2/1/2028	66,000	66,177
7.50%, 6/15/2029	76,000	77,316
6.63%, 10/1/2030 (a)	170,000	172,747
6.75%, 7/1/2036	23,000	22,753
Escrow Rite Aid 0.00%, 12/31/2049 ‡ (d)	6,532	—
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	145,000	137,544
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	84,000	82,285
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	51,000	50,941
4.38%, 1/15/2031 (a)	41,000	39,350
Penske Automotive Group, Inc. 3.75%, 6/15/2029	64,000	61,879
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	274,000	267,900
Staples, Inc.
10.75%, 9/1/2029 (a)	70,000	68,799
12.75%, 1/15/2030 (a)	74,684	58,865
		1,205,061
Technology Hardware, Storage & Peripherals — 0.0% ^
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	75,000	79,629
Seagate Data Storage Technology Pte. Ltd.
8.25%, 12/15/2029 (a)	38,000	40,369
8.50%, 7/15/2031 (a)	6,000	6,392
9.63%, 12/1/2032 (a)	59,000	67,101
		193,491
Trading Companies & Distributors — 0.2%
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	199,000	198,974
Imola Merger Corp. 4.75%, 5/15/2029 (a)	291,000	287,434
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	80,000	83,545
United Rentals North America, Inc.
3.75%, 1/15/2032	395,000	371,114
6.13%, 3/15/2034 (a)	175,000	182,770
WESCO Distribution, Inc.
6.38%, 3/15/2029 (a)	335,000	346,114
6.63%, 3/15/2032 (a)	170,000	178,311
		1,648,262
Wireless Telecommunication Services — 0.3%
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (a)	200,000	212,400
Digicel International Finance Ltd. (Jamaica) 8.63%, 8/1/2032 (a)	400,000	408,370
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	92,000	80,146
T-Mobile USA, Inc.
3.38%, 4/15/2029	600,000	584,819
3.88%, 4/15/2030	1,635,000	1,610,536
		2,896,271
Total Corporate Bonds (Cost $300,617,215)		304,794,203

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — 21.8%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (a)	370,321	347,428
Affirm Asset Securitization Trust Series 2025-X2, Class B, 4.56%, 10/15/2030 (a)	2,100,000	2,101,906
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (a)	263,000	257,452
Ally Bank Auto Credit-Linked Notes Series 2025-A, Class C, 4.84%, 6/15/2033 (a)	1,290,745	1,295,587
American Credit Acceptance Receivables Trust
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	118,913	119,135
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	375,000	378,543
Series 2023-2, Class E, 9.79%, 2/12/2030 (a)	1,000,000	1,034,335
Series 2025-2, Class D, 5.50%, 7/14/2031 (a)	965,000	975,273
Series 2024-4, Class D, 5.34%, 8/12/2031 (a)	668,000	671,933
Series 2024-2, Class E, 7.87%, 11/12/2031 (a)	1,000,000	1,026,958
AMSR Trust
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 (a)	300,000	291,924
Series 2021-SFR4, Class E1, 2.97%, 12/17/2038 (a)	400,000	390,510
Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (a)	800,000	769,029
Series 2023-SFR2, Class B, 3.95%, 6/17/2040 (a)	1,500,000	1,471,092
Series 2025-SFR2, Class A, 4.28%, 11/17/2042 (a)	940,000	931,767
Series 2025-SFR2, Class B, 4.28%, 11/17/2042 (a)	1,549,000	1,516,677
Series 2025-SFR2, Class D, 4.28%, 11/17/2042 (a)	447,000	431,016
Ansley Park Capital LLC
Series 2025-A, Class A2, 4.43%, 4/20/2035 (a)	1,973,000	1,976,303
Series 2025-A, Class D, 5.33%, 4/20/2035 (a)	525,000	527,716
Aqua Finance Trust Series 2021-A, Class B, 2.40%, 7/17/2046 (a)	313,000	292,431
Atlas Senior Loan Fund (Cayman Islands) Series 2019-13A, Class A1NR, 5.20%, 4/22/2031 (a) (f)	8,039	8,038
Avis Budget Rental Car Funding AESOP LLC
Series 2022-5A, Class C, 6.24%, 4/20/2027 (a)	416,667	418,025
Series 2023-6A, Class C, 7.03%, 12/20/2029 (a)	400,000	421,125
Series 2024-3A, Class B, 5.58%, 12/20/2030 (a)	500,000	514,723
Bain Capital Credit CLO (Cayman Islands) Series 2019-2A, Class BR3, 5.33%, 10/17/2032 (a) (f)	1,750,000	1,750,607
Barings CLO Ltd. (Cayman Islands) Series 2021-2A, Class BR, 5.40%, 7/15/2034 (a) (f)	3,000,000	2,998,359
Bayview Opportunity Master Fund Trust Series 2024-SN1, Class D, 6.36%, 7/16/2029 (a)	1,000,000	1,020,829
BlueMountain CLO Ltd. (Cayman Islands) Series 2021-32A, Class BR, 5.45%, 10/15/2034 (a) (f)	770,000	770,236
BOF Funding Trust Series 2023-CAR3, Class C, 4.50%, 7/26/2032 (a)	143,647	143,135
Bridge Trust Series 2025-SFR1, Class C, 4.20%, 9/17/2042 (a)	865,000	822,354
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class B, 5.37%, 10/16/2028	1,870,000	1,878,019
Series 2024-1, Class C, 5.65%, 4/16/2029	1,500,000	1,510,440
Series 2024-3, Class C, 5.70%, 7/16/2029	1,009,000	1,019,284
Series 2024-4, Class C, 4.83%, 8/15/2030	1,610,000	1,614,841
Series 2025-1, Class D, 5.64%, 11/15/2030	1,312,000	1,328,525
Series 2024-2, Class E, 8.21%, 1/15/2031 (a)	800,000	821,592
Series 2025-2, Class D, 5.62%, 3/17/2031	1,000,000	1,010,681
Series 2024-4, Class E, 7.47%, 8/15/2031 (a)	950,000	971,927
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (a)	276,088	274,341
Series 2024-1A, Class B, 6.92%, 5/15/2039 ‡ (a)	772,114	796,395
BXG Receivables Note Trust Series 2022-A, Class B, 4.61%, 9/28/2037 (a)	934,368	930,250
Carlyle US CLO Ltd. (Cayman Islands) Series 2021-9A, Class BR, 5.48%, 10/20/2034 (a) (f)	2,000,000	2,002,398
CarVal CLO Ltd. (Cayman Islands) Series 2019-1A, Class BR2, 5.43%, 4/20/2032 (a) (f)	1,139,000	1,139,962

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Carvana Auto Receivables Trust
Series 2024-P2, Class A3, 5.33%, 7/10/2029	855,483	861,636
Series 2023-N3, Class C, 6.55%, 12/10/2029 (a)	1,600,000	1,622,021
Series 2023-N4, Class B, 6.46%, 2/11/2030 (a)	1,435,000	1,450,574
Series 2024-N1, Class C, 5.80%, 5/10/2030 (a)	1,250,000	1,274,279
Series 2024-P1, Class C, 5.57%, 7/10/2030 (a)	444,000	458,416
CFMT LLC Series 2024-HB13, Class M1, 3.00%, 5/25/2034 ‡ (a) (f)	674,000	651,691
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (a)	808,000	813,431
CIFC Funding Ltd. (Cayman Islands) Series 2016-1A, Class BR3, 5.32%, 10/21/2031 (a) (f)	1,565,000	1,561,851
Columbia Cent CLO Ltd. (Cayman Islands) Series 2021-31A, Class BR, 5.48%, 4/20/2034 (a) (f)	850,000	850,208
Consumer Portfolio Services Auto Trust Series 2025-D, Class C, 4.85%, 2/17/2032 (a)	667,000	668,529
CPS Auto Receivables Trust
Series 2021-D, Class D, 2.31%, 12/15/2027 (a)	15,334	15,315
Series 2022-A, Class D, 2.84%, 4/16/2029 (a)	506,622	503,902
Series 2023-A, Class D, 6.44%, 4/16/2029 (a)	750,000	762,157
Series 2023-C, Class C, 6.27%, 10/15/2029 (a)	823,769	829,346
Series 2022-C, Class D, 6.45%, 4/15/2030 (a)	240,000	242,531
Series 2024-C, Class C, 5.76%, 10/15/2030 (a)	896,000	906,639
Credit Acceptance Auto Loan Trust
Series 2022-1A, Class C, 5.70%, 10/15/2032 (a)	218,480	218,628
Series 2023-5A, Class C, 7.30%, 4/17/2034 (a)	350,000	361,432
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	600,000	613,444
Series 2024-2A, Class B, 6.11%, 8/15/2034 (a)	500,000	510,979
Series 2024-2A, Class C, 6.70%, 10/16/2034 (a)	500,000	516,388
Series 2025-1A, Class C, 5.71%, 7/16/2035 (a)	1,357,000	1,388,227
Series 2025-2A, Class B, 4.87%, 1/15/2036 (a)	1,250,000	1,259,925
Series 2025-2A, Class C, 5.38%, 3/17/2036 (a)	1,130,000	1,142,047
Dext ABS LLC Series 2025-1, Class B, 4.98%, 8/15/2035 (a)	1,680,000	1,703,550
Drive Auto Receivables Trust
Series 2025-2, Class C, 4.39%, 9/15/2032	1,170,000	1,169,223
Series 2025-2, Class D, 4.90%, 12/15/2032	1,090,000	1,084,211
Dryden CLO Ltd. (Cayman Islands) Series 2020-86A, Class BR2, 5.48%, 7/17/2034 (a) (f)	2,000,000	2,000,610
Dryden Senior Loan Fund (Cayman Islands) Series 2016-43A, Class B1R3, 5.38%, 4/20/2034 (a) (f)	2,000,000	1,999,730
DT Auto Owner Trust
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	264,903	263,260
Series 2023-3A, Class B, 6.07%, 3/15/2028 (a)	188,484	188,859
Series 2023-1A, Class C, 5.55%, 10/16/2028 (a)	144,918	145,295
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	307,000	311,528
Series 2022-1A, Class E, 5.53%, 3/15/2029 (a)	1,500,000	1,498,011
Series 2023-3A, Class C, 6.40%, 5/15/2029 (a)	1,606,000	1,618,906
Series 2023-2A, Class E, 11.06%, 4/15/2030 (a)	500,000	530,559
Series 2023-3A, Class E, 10.21%, 5/15/2030 (a)	500,000	530,466
Elara Hgv Timeshare Issuer LLC Series 2025-A, Class A, 4.54%, 1/25/2040 (a)	2,133,066	2,137,176
Elara HGV Timeshare Issuer LLC
Series 2023-A, Class A, 6.16%, 2/25/2038 (a)	270,469	280,079
Series 2023-A, Class C, 7.30%, 2/25/2038 (a)	449,118	464,967
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.40%, 4/15/2027	58,428	58,032
Series 2022-5A, Class C, 6.51%, 12/15/2027	16,715	16,729

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2021-4A, Class D, 1.96%, 1/17/2028	152,606	151,859
Series 2022-5A, Class D, 7.40%, 2/15/2029	500,000	506,038
Series 2022-6A, Class D, 8.03%, 4/6/2029	500,000	516,384
Series 2023-4A, Class D, 6.95%, 12/17/2029	800,000	818,395
Series 2023-5A, Class D, 7.13%, 2/15/2030	700,000	723,553
Series 2025-4A, Class C, 4.57%, 6/16/2031	325,000	325,936
Series 2025-3A, Class D, 5.57%, 10/15/2031	1,500,000	1,531,350
Series 2025-4A, Class D, 5.23%, 1/15/2032	1,615,000	1,624,075
Series 2025-5A, Class C, 4.68%, 3/15/2032	1,070,000	1,075,808
Series 2025-5A, Class D, 5.16%, 3/15/2032	825,000	830,033
Exeter Select Automobile Receivables Trust Series 2025-3, Class C, 5.00%, 3/15/2032	1,000,000	1,012,343
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (a)	50,954	51,213
FirstKey Homes Trust
Series 2021-SFR1, Class F2, 3.45%, 8/17/2038 (a)	500,000	492,618
Series 2021-SFR3, Class E1, 2.99%, 12/17/2038 (a)	500,000	488,344
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (a)	700,000	643,898
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (a)	350,000	321,264
Series 2022-SFR2, Class D, 4.50%, 7/17/2039 (a)	615,000	606,340
Series 2022-SFR2, Class F1, 4.50%, 7/17/2039 (a)	800,000	777,889
Series 2022-SFR2, Class F2, 4.50%, 7/17/2039 (a)	400,000	387,456
Flagship Credit Auto Trust Series 2021-3, Class C, 1.46%, 9/15/2027 (a)	330,290	328,633
Foundation Finance Trust
Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	40,315	38,395
Series 2023-1A, Class B, 6.27%, 12/15/2043 (a)	852,087	878,195
Series 2025-3A, Class A, 4.56%, 8/15/2052 (a)	2,210,000	2,215,643
FRTKL
Series 2021-SFR1, Class B, 1.72%, 9/17/2038 (a)	650,000	634,250
Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	238,000	232,296
GLS Auto Receivables Issuer Trust
Series 2021-3A, Class D, 1.48%, 7/15/2027 (a)	57,522	57,170
Series 2020-4A, Class E, 3.51%, 10/15/2027 (a)	469,790	468,590
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	432,111	431,715
Series 2022-1A, Class E, 5.64%, 5/15/2029 (a)	2,000,000	2,016,579
Series 2023-3A, Class C, 6.01%, 5/15/2029 (a)	900,000	908,717
Series 2025-4A, Class B, 4.53%, 4/15/2030 (a)	1,190,000	1,194,698
Series 2025-2A, Class D, 5.59%, 1/15/2031 (a)	1,000,000	1,014,416
Series 2025-3A, Class D, 5.16%, 6/16/2031 (a)	1,608,000	1,608,582
Series 2025-4A, Class C, 4.74%, 8/15/2031 (a)	935,000	939,292
GLS Auto Select Receivables Trust
Series 2023-1A, Class A3, 5.96%, 10/16/2028 (a)	586,145	590,668
Series 2023-1A, Class B, 6.09%, 3/15/2029 (a)	722,000	736,683
Series 2024-3A, Class C, 5.92%, 8/15/2030 (a)	1,250,000	1,290,830
Series 2025-1A, Class B, 5.04%, 2/15/2031 (a)	1,500,000	1,533,303
GoldenTree Loan Management US CLO Ltd. (Cayman Islands) Series 2020-8A, Class BRR, 5.43%, 10/20/2034 (a) (f)	1,750,000	1,751,220
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	272,258	266,630
GoodLeap Home Improvement Solutions Trust Series 2025-3A, Class A, 5.00%, 10/20/2049 (a)	2,228,000	2,232,715
GreenSky Home Improvement Issuer Trust Series 2025-3A, Class A2, 4.59%, 12/27/2060 (a)	2,115,000	2,123,238
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (a) (f)	1,681,149	1,695,210
Hertz Vehicle Financing LLC Series 2025-3A, Class C, 6.13%, 12/26/2029 (a)	1,000,000	1,014,637

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 1/25/2038 (a)	398,181	407,634
Series 2024-2A, Class C, 5.99%, 3/25/2038 (a)	570,613	580,078
Series 2024-3A, Class C, 5.71%, 8/27/2040 (a)	953,829	968,270
Series 2025-2A, Class B, 4.73%, 5/25/2044 (a)	377,218	379,410
Series 2025-2A, Class C, 5.12%, 5/25/2044 (a)	122,914	124,159
Home Partners of America Trust
Series 2021-3, Class D, 3.00%, 1/17/2041 (a)	898,494	844,914
Series 2021-3, Class E1, 3.20%, 1/17/2041 (a)	449,247	420,812
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1, 5.44%, 10/20/2032 (a)	292,805	295,857
Series 2025-2, Class B1, 4.84%, 9/20/2033 (a)	2,297,860	2,312,178
Identity Digital Capital LLC, 6.79%, 3/20/2065 ‡	1,000,000	1,014,700
Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (a)	2,000,000	1,951,870
Ista Jet Seri, 6.97%, 4/5/2032 ‡ (a)	1,000,000	1,000,000
Jamestown CLO Ltd. (Cayman Islands) Series 2021-17A, Class B1R, 5.55%, 1/25/2035 (a) (f)	1,010,000	1,008,141
KKR Static CLO Ltd. (Cayman Islands) Series 2022-1A, Class BR2, 5.33%, 7/20/2031 (a) (f)	1,151,563	1,147,133
LCM Ltd. (Cayman Islands)
Series 36A, Class BR, 5.40%, 1/15/2034 (a) (f)	779,167	776,003
Series 34A, Class BR, 5.58%, 10/20/2034 (a) (f)	1,010,000	1,010,289
Lending Funding Trust Series 2020-2A, Class A, 2.32%, 4/21/2031 (a)	1,358,541	1,332,859
Lendmark Funding Trust
Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	3,775,000	3,666,355
Series 2025-2A, Class B, 4.98%, 10/20/2034 (a)	3,000,000	3,032,186
Series 2025-3A, Class A, 4.51%, 5/20/2035 (a)	700,000	700,390
Series 2025-3A, Class C, 5.04%, 5/20/2035 (a)	385,000	384,295
Madison Park Funding Ltd. (Cayman Islands)
Series 2020-46A, Class B1RR, 5.40%, 10/15/2034 (a) (f)	2,475,000	2,474,644
Series 2021-49A, Class B1R, 5.33%, 10/19/2034 (a) (f)	1,000,000	998,235
Mariner Finance issuance Trust
Series 2024-BA, Class B, 5.33%, 11/20/2038 (a)	250,000	256,344
Series 2024-BA, Class C, 5.73%, 11/20/2038 (a)	244,000	251,414
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	192,000	188,544
Series 2021-BA, Class A, 2.10%, 11/20/2036 (a)	1,500,000	1,457,443
Series 2025-AA, Class A, 4.98%, 5/20/2038 (a)	1,224,000	1,240,585
Series 2025-BA, Class C, 5.19%, 11/22/2038 (a)	1,250,000	1,256,765
Merchants Fleet Funding LLC
Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	118,012	118,598
Series 2024-1A, Class B, 5.95%, 4/20/2037 (a)	1,000,000	1,011,245
Mercury Financial Credit Card Master Trust Series 2024-2A, Class A, 6.56%, 7/20/2029 (a)	1,281,000	1,288,487
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (a)	411,568	391,584
Series 2022-1A, Class C, 5.23%, 11/21/2039 (a)	398,744	398,264
Series 2023-2A, Class C, 7.06%, 11/20/2040 (a)	289,027	297,401
Series 2021-1WA, Class A, 1.14%, 1/22/2041 (a)	39,932	38,433
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (a)	17,138	16,481
Series 2024-1A, Class B, 5.51%, 2/20/2043 (a)	778,576	791,117
Series 2025-2A, Class A, 4.48%, 10/20/2044 (a)	1,005,000	1,008,948

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2025-2A, Class C, 4.97%, 10/20/2044 (a)	1,400,000	1,405,994
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2021-41A, Class BR, 5.40%, 4/15/2034 (a) (f)	1,140,000	1,141,403
Series 2021-42A, Class BR, 5.29%, 7/16/2036 (a) (f)	1,750,000	1,749,699
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class B, 2.85%, 2/17/2039 (a)	650,000	634,745
Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	520,000	506,599
NMABS Issuer LLC Series 2025-1A, Class A, 5.14%, 11/20/2055 ‡ (a)	1,253,000	1,258,317
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (a) (g)	973,972	991,781
OCP Aegis CLO Ltd. (Jersey) Series 2024-39A, Class A1, 5.11%, 1/16/2037 (a) (f)	1,500,000	1,498,506
Octane Receivables Trust Series 2023-1A, Class D, 7.76%, 3/20/2030 (a)	500,000	518,343
OnDeck Asset Securitization Trust LLC Series 2024-2A, Class A, 4.98%, 10/17/2031 (a)	1,500,000	1,505,992
Oportun Funding Trust Series 2024-3, Class B, 5.48%, 8/15/2029 (a)	2,092,000	2,096,355
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (a)	657,480	644,275
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	131,496	129,074
Series 2025-A, Class B, 5.30%, 2/8/2033 (a)	800,000	800,023
Series 2025-D, Class C, 5.80%, 2/8/2033 (a)	768,000	767,595
Series 2025-A, Class C, 5.89%, 2/8/2033 (a)	500,000	500,112
Series 2025-C, Class B, 4.93%, 7/8/2033 (a)	1,250,000	1,248,221
Series 2025-C, Class C, 5.18%, 7/8/2033 (a)	750,000	747,142
Palmer Square Loan Funding Ltd. (Cayman Islands) Series 2024-3A, Class A2, 5.51%, 8/8/2032 (a) (f)	998,994	999,930
PowerPay Issuance Trust Series 2024-1A, Class A, 6.53%, 2/18/2039 (a)	486,622	502,063
PRET LLC Series 2021-RN4, Class A1, 6.49%, 10/25/2051 (a) (f)	242,740	242,966
Progress Residential Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 (a)	200,000	197,544
Progress Residential Trust
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	350,000	343,227
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (a)	562,000	554,538
Series 2024-SFR1, Class D, 3.75%, 2/17/2041 (a)	1,125,000	1,081,357
Series 2024-SFR2, Class B, 3.40%, 4/17/2041 (a) (f)	1,697,000	1,632,320
Series 2025-SFR1, Class D, 3.65%, 2/17/2042 (a)	1,500,000	1,414,935
Series 2025-SFR2, Class D, 3.56%, 4/17/2042 (a)	1,994,422	1,869,417
Series 2025-SFR6, Class B, 4.00%, 9/17/2042 (a) (h)	1,950,000	1,878,892
Series 2025-SFR6, Class D, 4.00%, 9/17/2042 (a) (h)	1,563,000	1,476,554
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (a)	1,250,000	1,255,754
Purewest ABS Issuer LLC Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (a)	992,700	1,012,455
RCKTL Series 2025-2A, Class B, 4.60%, 11/27/2034 (a)	2,000,000	2,001,346
Regional Management Issuance Trust Series 2024-1, Class A, 5.83%, 7/15/2036 (a)	1,500,000	1,529,597
Republic Finance Issuance Trust
Series 2024-A, Class A, 5.91%, 8/20/2032 (a)	1,304,000	1,318,346
Series 2025-A, Class A, 4.59%, 11/20/2034 (a)	2,540,000	2,545,505
Series 2024-B, Class A, 5.42%, 11/20/2037 (a)	1,513,000	1,543,111
RR Ltd. (Cayman Islands) Series 2020-12A, Class ABR3, 5.45%, 1/15/2036 (a) (f)	1,000,000	998,168
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C, 5.82%, 6/15/2032 (a)	679,656	688,369
Series 2024-B, Class C, 5.14%, 1/18/2033 (a)	1,384,081	1,391,386
Santander Drive Auto Receivables Trust
Series 2022-4, Class C, 5.00%, 11/15/2029	1,127,822	1,133,014
Series 2022-6, Class D, 5.69%, 2/18/2031	500,000	503,576

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2023-6, Class C, 6.40%, 3/17/2031	928,000	960,310
Series 2025-2, Class D, 5.47%, 5/15/2031	1,500,000	1,522,720
Series 2024-4, Class D, 5.32%, 12/15/2031	675,000	681,850
Series 2023-4, Class C, 6.04%, 12/15/2031	2,000,000	2,051,289
Series 2025-4, Class B, 4.27%, 1/15/2032	760,000	761,786
Series 2025-4, Class D, 4.95%, 1/15/2032	425,000	426,649
Series 2024-5, Class D, 5.14%, 2/17/2032	2,016,000	2,031,004
SBNA Auto Receivables Trust Series 2024-A, Class D, 6.04%, 4/15/2030 (a)	1,250,000	1,280,261
SCF Equipment Leasing LLC
Series 2024-1A, Class B, 5.56%, 4/20/2032 (a)	1,083,000	1,112,588
Series 2024-1A, Class C, 5.82%, 9/20/2032 (a)	443,000	456,661
Series 2025-2A, Class A3, 4.33%, 6/20/2036 (a)	1,080,000	1,082,397
Series 2025-2A, Class C, 4.82%, 6/20/2036 (a)	750,000	754,165
Series 2025-2A, Class D, 5.33%, 6/20/2036 (a)	210,000	209,890
Series 2025-2A, Class E, 6.21%, 6/20/2036 (a)	235,000	236,246
Sierra Timeshare Receivables Funding LLC
Series 2023-2A, Class A, 5.80%, 4/20/2040 (a)	381,066	391,666
Series 2024-2A, Class C, 5.83%, 6/20/2041 (a)	904,906	920,605
Series 2025-1A, Class A, 4.81%, 1/21/2042 (a)	704,112	710,091
Series 2024-1A, Class B, 5.35%, 1/20/2043 (a)	411,353	416,320
Series 2025-3A, Class C, 4.98%, 8/22/2044 (a)	465,922	466,893
Stream Innovations Issuer Trust Series 2024-2A, Class A, 5.21%, 2/15/2045 (a)	1,272,614	1,290,704
Symphony CLO Ltd. (Cayman Islands)
Series 2015-16A, Class B1RR, 5.60%, 10/15/2031 (a) (f)	680,000	680,340
Series 2018-20A, Class BR2, 5.44%, 1/16/2032 (a) (f)	1,430,000	1,430,987
Tricon Residential Trust
Series 2021-SFR1, Class E1, 2.79%, 7/17/2038 (a)	240,000	236,517
Series 2023-SFR1, Class B, 5.10%, 7/17/2040 (a)	800,000	802,975
Series 2024-SFR4, Class D, 5.35%, 11/17/2041 (a)	1,311,000	1,308,580
UPG HI Issuer Trust Series 2025-2, Class A, 5.00%, 9/25/2047 ‡ (a)	1,600,000	1,603,139
Upstart Securitization Trust
Series 2025-3, Class A2, 4.60%, 9/20/2035 (a)	2,225,000	2,226,718
Series 2025-4, Class A2, 4.56%, 11/20/2035 (a)	2,339,000	2,338,944
UPX HIL Issuer Trust Series 2025-1, Class A, 5.16%, 1/25/2047 (a)	935,377	940,835
US Auto Funding Trust Series 2022-1A, Class B, 5.13%, 12/15/2025 ‡ (a)	554,771	195,565
US Bank NA Series 2023-1, Class B, 6.79%, 8/25/2032 (a)	939,105	949,106
Venture CLO Ltd. (Cayman Islands) Series 2018-32A, Class A2A, 5.22%, 7/18/2031 (a) (f)	26,024	26,023
Verdant Receivables LLC Series 2025-1A, Class A3, 4.96%, 5/12/2033 (a)	1,265,000	1,289,459
Veros Auto Receivables Trust
Series 2023-1, Class C, 8.32%, 11/15/2028 (a)	1,250,000	1,276,331
Series 2025-1, Class B, 5.54%, 7/16/2029 (a)	1,250,000	1,259,504
VOLT CIII LLC Series 2021-CF1, Class A1, 5.99%, 8/25/2051 (a) (g)	112,639	112,727
VOLT CV LLC Series 2021-CF2, Class A1, 6.49%, 11/27/2051 (a) (g)	244,844	244,997
Voya CLO Ltd. (Cayman Islands) Series 2018-1A, Class A2, 5.45%, 4/19/2031 (a) (f)	1,500,000	1,501,333
Westgate Resorts LLC Series 2024-1A, Class C, 7.06%, 1/20/2038 (a)	671,593	682,731
Westlake Automobile Receivables Trust
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	500,000	511,394
Series 2025-3A, Class C, 4.68%, 7/15/2031 (a)	2,080,000	2,085,890

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Wingspire Equipment Finance LLC
Series 2024-1A, Class A2, 4.99%, 9/20/2032 (a)	917,871	922,621
Series 2025-1A, Class A2, 4.33%, 9/20/2033 (a)	2,030,000	2,031,184
Total Asset-Backed Securities (Cost $239,211,764)		241,067,595
U.S. Treasury Obligations — 20.2%
U.S. Treasury Notes
4.13%, 1/31/2027	585,000	588,359
3.75%, 6/30/2027	172,700	173,226
3.88%, 7/31/2027	515,000	517,756
3.63%, 8/31/2027	9,687,000	9,702,514
3.38%, 9/15/2027	400,000	398,953
4.13%, 11/15/2027	915,000	925,472
4.00%, 12/15/2027	8,475,000	8,557,764
4.25%, 1/15/2028	555,000	563,390
4.25%, 2/15/2028	13,555,000	13,769,444
4.00%, 2/29/2028	172,700	174,562
3.63%, 3/31/2028	340,000	341,023
3.75%, 5/15/2028	3,210,000	3,229,561
3.88%, 6/15/2028	2,385,000	2,407,546
3.88%, 7/15/2028	48,730,000	49,194,458
3.63%, 8/15/2028	34,595,000	34,713,920
3.38%, 9/15/2028	12,820,000	12,779,937
3.50%, 10/15/2028	26,505,000	26,505,000
3.50%, 11/15/2028	54,730,000	54,742,828
4.25%, 2/28/2029	610,000	623,558
3.63%, 8/31/2030	1,586,000	1,587,611
3.63%, 9/30/2030	1,455,000	1,456,364
3.63%, 10/31/2030	430,000	430,370
Total U.S. Treasury Obligations (Cost $222,472,993)		223,383,616
Mortgage-Backed Securities — 11.9%
FHLMC Pool # 841368, ARM, 6.38%, 9/1/2047 (f)	810,302	835,229
FHLMC Gold Pools, 30 Year Pool # G08878, 4.50%, 5/1/2049	191,327	190,489
FHLMC Gold Pools, Other Pool # WN5278, 4.25%, 2/1/2030	3,000,000	3,029,202
FHLMC UMBS, 15 Year
Pool # ZS6689, 2.50%, 4/1/2028	54,014	53,150
Pool # SB8184, 4.00%, 10/1/2037	505,362	498,556
Pool # SB8261, 5.50%, 10/1/2038	775,592	794,571
Pool # SB8308, 5.00%, 6/1/2039	542,720	549,381
FHLMC UMBS, 30 Year
Pool # SD8342, 5.50%, 7/1/2053	1,641,048	1,666,813
Pool # SD8343, 6.00%, 7/1/2053	6,475,556	6,643,303
Pool # SD4893, 6.00%, 2/1/2054	3,358,986	3,473,647
Pool # SD8402, 6.00%, 2/1/2054	6,785,173	6,953,850
Pool # SD7572, 6.50%, 5/1/2054	19,409,922	20,361,674
Pool # RJ1970, 6.00%, 7/1/2054	511,888	525,307
Pool # SD6318, 6.00%, 9/1/2054	1,430,389	1,472,991

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # SL0226, 6.00%, 2/1/2055	2,389,918	2,481,025
Pool # QZ4969, 5.50%, 10/1/2055	7,772,571	7,885,796
Pool # QZ5395, 5.50%, 10/1/2055	3,196,789	3,246,267
FNMA Pool # BM4562, ARM, 6.32%, 5/1/2047 (f)	718,650	742,311
FNMA UMBS, 15 Year
Pool # FM1156, 2.50%, 4/1/2033	438,491	424,866
Pool # MA4361, 2.50%, 6/1/2036	255,165	241,831
Pool # FM7767, 2.00%, 7/1/2036	2,740,102	2,553,160
Pool # FS1563, 2.50%, 7/1/2036	357,618	338,935
Pool # FS1329, 2.00%, 2/1/2037	660,037	614,990
Pool # MA4944, 4.50%, 3/1/2038	1,806,514	1,807,460
Pool # MA5093, 5.00%, 7/1/2038	2,984,641	3,021,509
FNMA UMBS, 20 Year
Pool # FM3933, 3.00%, 6/1/2037	1,119,504	1,072,728
Pool # FM3075, 3.50%, 11/1/2039	751,533	725,510
Pool # CA8310, 2.50%, 12/1/2040	202,518	183,985
Pool # MA4780, 4.50%, 10/1/2042	1,864,915	1,879,176
FNMA UMBS, 30 Year
Pool # BM1285, 4.50%, 5/1/2047	107,714	107,872
Pool # MA5010, 5.50%, 5/1/2053	10,684,880	10,862,828
Pool # MA5039, 5.50%, 6/1/2053	5,968,484	6,064,946
Pool # MA5108, 6.00%, 8/1/2053	1,160,069	1,190,801
Pool # MA5191, 6.00%, 11/1/2053	3,765,379	3,864,971
Pool # DA5084, 6.00%, 12/1/2053	1,383,482	1,416,597
Pool # MA5328, 6.00%, 4/1/2054	2,051,066	2,102,233
Pool # MA5445, 6.00%, 8/1/2054	486,489	498,136
Pool # DE9362, 6.00%, 9/1/2055	14,663,561	15,056,070
Pool # DF0762, 5.50%, 10/1/2055	7,837,631	7,957,396
Pool # DF0835, 6.00%, 10/1/2055	5,107,575	5,242,299
GNMA II, 30 Year
Pool # MA8201, 4.50%, 8/20/2052	567,114	558,970
Pool # 787548, 5.50%, 9/20/2054	2,405,367	2,445,338
Total Mortgage-Backed Securities (Cost $130,639,551)		131,636,169
Collateralized Mortgage Obligations — 10.1%
ABL Series 2025-RTL1, Class A1, 6.04%, 6/25/2030 (a) (g)	945,000	953,144
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (a) (g)	1,000,000	1,003,307
Brean Asset-Backed Securities Trust Series 2025-RM13, Class A1, 4.25%, 10/25/2065 ‡ (a)	818,000	792,885
CAFL Issuer LP
Series 2025-RRTL1, Class A1, 5.68%, 5/28/2040 (a) (g)	1,700,000	1,714,167
Series 2025-RRTL2, Class A1, 5.18%, 11/28/2040 ‡ (a) (g)	1,515,000	1,504,449
Connecticut Avenue Securities Trust
Series 2022-R02, Class 2M2, 7.07%, 1/25/2042 (a) (f)	225,000	229,264
Series 2025-R06, Class 1M1, 5.02%, 9/25/2045 (a) (f)	1,109,739	1,108,412
FHLMC STACR REMIC Trust
Series 2023-HQA3, Class M2, 7.42%, 11/25/2043 (a) (f)	725,000	758,442
Series 2025-DNA3, Class A1, 5.02%, 9/25/2045 (a) (f)	1,503,125	1,503,703
FHLMC, REMIC
Series 2673, Class PE, 5.50%, 9/15/2033	55,610	57,778

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 5394, Class AV, 5.50%, 1/25/2035	876,300	887,074
Series 5516, Class DV, 6.00%, 12/25/2035	2,847,933	2,965,802
Series 4754, Class VG, 4.00%, 12/15/2036	166,706	166,458
Series 3878, Class PL, 4.50%, 11/15/2040	226,225	229,314
Series 4376, Class A, 4.00%, 7/15/2041	206,596	206,059
Series 5182, Class D, 2.50%, 11/25/2043	6,957,965	6,568,605
Series 4583, Class UP, 3.00%, 7/15/2045	1,484,717	1,414,398
Series 4599, Class PA, 3.00%, 9/15/2045	3,232,683	3,093,200
Series 5386, Class KA, 5.00%, 1/25/2047	2,058,497	2,065,949
Series 4718, Class DA, 3.00%, 2/15/2047	186,409	176,828
Series 5021, Class MI, IO, 3.00%, 10/25/2050	337,385	58,382
Series 5564, Class BA, 5.00%, 12/25/2051	4,312,894	4,332,504
Series 5531, Class DA, 5.00%, 3/25/2052	2,279,514	2,296,065
Series 5558, Class DA, 5.00%, 7/25/2052	7,456,929	7,474,181
Series 5561, Class DA, 5.00%, 9/25/2052	8,249,711	8,268,748
Series 5470, Class FG, 5.27%, 11/25/2054 (f)	1,111,342	1,114,626
Series 5472, Class FE, 5.42%, 11/25/2054 (f)	3,373,151	3,393,867
FNMA, REMIC
Series 2024-101, Class DV, 5.50%, 12/25/2035	730,616	755,638
Series 2025-4, Class PV, 5.50%, 1/25/2036	706,929	731,181
Series 2025-27, Class BV, 5.50%, 3/25/2036	1,526,767	1,581,703
Series 2025-35, Class DV, 5.25%, 4/25/2036	5,042,472	5,153,974
Series 2012-136, Class DL, 3.50%, 12/25/2042	162,875	158,686
Series 2024-27, Class CA, 5.50%, 12/25/2048	1,318,566	1,327,508
Series 2024-20, Class MA, 5.00%, 11/25/2049	2,143,438	2,154,955
Series 2025-58, Class CA, 5.00%, 9/25/2051	1,194,726	1,203,058
Series 2025-58, Class MA, 5.00%, 9/25/2051	2,341,583	2,358,808
Series 2025-66, Class LA, 5.00%, 12/25/2051	3,194,431	3,211,133
Series 2025-62, Class CA, 5.50%, 1/25/2052	3,741,785	3,797,754
Series 2022-42, Class EA, 3.75%, 6/25/2052	1,535,624	1,498,220
Series 2022-43, Class P, 4.00%, 7/25/2052	402,745	397,121
Series 2024-67, Class FA, 5.24%, 9/25/2054 (f)	682,506	683,476
GNMA
Series 2024-110, Class LC, 3.50%, 4/20/2048	3,752,836	3,685,831
Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	186,410	27,222
Series 2021-119, Class JG, 1.50%, 6/20/2051	6,178,982	5,367,568
Series 2025-4, Class LA, 3.00%, 7/20/2051	1,466,247	1,397,070
Series 2024-184, Class BG, 3.50%, 10/20/2051	4,327,930	4,204,195
Series 2025-1, Class GC, 3.50%, 10/20/2051	3,033,033	2,946,915
Series 2024-151, Class HB, 4.50%, 10/20/2052	5,111,573	5,069,274
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.24%, 9/25/2040 (a) (g)	1,060,000	1,063,337
Legacy Mortgage Asset Trust Series 2021-GS3, Class A1, 5.75%, 7/25/2061 (a) (g)	87,290	87,288
LHOME Mortgage Trust
Series 2024-RTL1, Class A1, 7.02%, 1/25/2029 (a) (g)	1,225,000	1,230,875
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (a) (g)	1,000,000	1,006,007
Series 2025-RTL3, Class A1, 5.24%, 8/25/2040 (a) (g)	2,275,000	2,279,371
LOANDEPOT GMSR Master Trust Series 2025-GT2, Class A, 7.11%, 7/16/2030 (a) (f)	650,000	654,061
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (a) (g)	1,220,000	1,233,070

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (g)	599,148	600,011
New Residential Mortgage Loan Trust Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (g)	255,000	256,422
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (a) (g)	875,518	885,766
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (a) (g)	185,000	185,875
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (a) (g)	800,000	805,248
Verus Securitization Trust Series 2021-2, Class M1, 2.19%, 2/25/2066 (a) (f)	144,000	117,819
Total Collateralized Mortgage Obligations (Cost $111,108,007)		112,454,051
Commercial Mortgage-Backed Securities — 3.9%
Beast Mortgage Trust Series 2021-1818, Class B, 5.52%, 3/15/2036 (a) (f)	179,000	108,692
Benchmark Mortgage Trust Series 2024-V5, Class C, 7.20%, 1/10/2057 (f)	300,000	309,244
BMO Mortgage Trust Series 2024-5C3, Class C, 7.09%, 2/15/2057 (f)	300,000	308,715
BX Commercial Mortgage Trust
Series 2021-VOLT, Class D, 5.72%, 9/15/2036 (a) (f)	266,428	266,263
Series 2024-MF, Class B, 5.65%, 2/15/2039 (a) (f)	1,062,545	1,062,545
BX Trust
Series 2021-RISE, Class D, 5.82%, 11/15/2036 (a) (f)	304,319	303,750
Series 2022-LBA6, Class D, 5.96%, 1/15/2039 (a) (f)	525,000	524,182
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class C, 4.11%, 4/10/2048 (f)	400,000	352,004
Series 2015-GC31, Class C, 3.81%, 6/10/2048 (f)	250,000	45,232
Commercial Mortgage Trust
Series 2014-UBS5, Class C, 4.89%, 9/10/2047 (f)	2,200,000	2,029,500
Series 2014-CR20, Class C, 4.82%, 11/10/2047 (f)	40,883	39,453
Series 2015-CR26, Class B, 4.76%, 10/10/2048 (f)	155,930	153,607
CSAIL Commercial Mortgage Trust Series 2015-C2, Class C, 4.18%, 6/15/2057 (f)	700,000	628,243
CSTL Commercial Mortgage Trust
Series 2025-GATE2, Class C, 5.14%, 11/10/2042 (a) (f)	305,000	304,952
Series 2025-GATE2, Class D, 5.63%, 11/10/2042 (a) (f)	470,000	470,126
Series 2025-GATE2, Class E, 6.35%, 11/10/2042 (a) (f)	875,000	875,234
DLIC Re-REMIC Trust Series 2025-FRR1, Class CK57, 1.27%, 8/27/2049 ‡ (a) (f)	805,000	771,650
ELM Trust
Series 2024-ELM, Class B10, 6.20%, 6/10/2039 (a) (f)	1,016,000	1,022,048
Series 2024-ELM, Class C10, 6.40%, 6/10/2039 (a) (f)	1,290,000	1,296,700
ELP Commercial Mortgage Trust
Series 2025-ELP, Class A, 4.60%, 11/13/2042 (a) (f)	1,040,000	1,044,599
Series 2025-ELP, Class B, 4.85%, 11/13/2042 (a) (f)	505,000	507,218
Series 2025-ELP, Class C, 5.14%, 11/13/2042 (a) (f)	300,000	301,049
FHLMC MSCR Trust Series 2025-MN12, Class M1, 5.83%, 11/25/2045 (a) (f)	2,000,000	2,000,012
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K068, Class X1, IO, 0.41%, 8/25/2027 (f)	3,364,745	19,825
Series K121, Class X1, IO, 1.02%, 10/25/2030 (f)	9,688,491	385,293
Series K120, Class X1, IO, 1.03%, 10/25/2030 (f)	9,751,481	393,699
Series K124, Class X1, IO, 0.71%, 12/25/2030 (f)	19,808,164	600,893
Series K123, Class X1, IO, 0.76%, 12/25/2030 (f)	27,558,029	865,099
Series K128, Class X1, IO, 0.51%, 3/25/2031 (f)	29,551,044	652,322
Series K111, Class X3, IO, 3.18%, 4/25/2048 (f)	405,000	50,904
Series K110, Class X3, IO, 3.37%, 6/25/2048 (f)	380,000	48,786
Series K115, Class X3, IO, 2.95%, 9/25/2048 (f)	430,000	49,503

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series K125, Class X3, IO, 2.65%, 2/25/2049 (f)	460,000	53,141
FREMF Mortgage Trust
Series 2018-K82, Class X2A, IO, 0.10%, 9/25/2028 (a)	10,547,615	23,112
Series 2018-K82, Class D, PO, 10/25/2028 (a)	1,000,000	800,647
Series 2018-K82, Class X2B, IO, 0.10%, 10/25/2028 (a)	3,000,000	7,579
Series 2019-KC07, Class C, 3.76%, 10/25/2029 (a) (f)	600,000	507,222
Series 2020-KSG1, Class C, PO, 9/25/2030 (a)	431,153	295,199
Series 2020-KSG1, Class X2A, IO, 0.10%, 9/25/2030 (a)	5,356,127	19,394
Series 2020-KSG1, Class X2B, IO, 0.10%, 9/25/2030 (a)	431,153	1,686
Series 2016-K57, Class C, 4.07%, 8/25/2049 (a) (f)	185,000	183,288
Series 2016-K58, Class C, 3.87%, 9/25/2049 (a) (f)	110,000	108,844
Series 2017-K68, Class D, PO, 10/25/2049 (a)	1,000,000	863,717
Series 2018-K83, Class D, PO, 11/25/2051 (a)	1,400,000	1,095,075
Series 2019-K93, Class C, 4.26%, 5/25/2052 (a) (f)	2,000,000	1,967,241
Series 2020-K113, Class D, PO, 5/25/2053 (a)	1,000,000	683,242
Series 2020-K115, Class D, PO, 9/25/2053 (a)	1,200,000	860,750
Series 2020-K115, Class X2A, IO, 0.10%, 9/25/2053 (a)	12,757,472	46,313
Series 2020-K115, Class X2B, IO, 0.10%, 9/25/2053 (a)	2,900,000	11,086
Series 2020-K118, Class D, PO, 10/25/2053 (a)	1,100,000	761,261
Series 2020-K118, Class X2A, IO, 0.10%, 10/25/2053 (a)	11,969,717	44,269
Series 2020-K118, Class X2B, IO, 0.10%, 10/25/2053 (a)	2,457,000	9,564
Series 2020-K739, Class D, PO, 11/25/2053 (a)	1,000,000	840,833
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (a)	9,793,324	12,099
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (a)	3,000,000	4,380
Series 2021-K126, Class D, PO, 1/25/2054 (a)	1,200,000	793,937
Series 2021-K126, Class X2A, IO, 0.10%, 1/25/2054 (a)	10,313,138	40,379
Series 2021-K126, Class X2B, IO, 0.10%, 1/25/2054 (a)	2,600,000	10,966
GAM Re-REMIC Trust Series 2022-FRR3, Class BK61, PO, 11/27/2049 ‡ (a)	800,000	753,062
GS Mortgage Securities Trust
Series 2016-GS2, Class B, 3.76%, 5/10/2049 (f)	100,000	99,288
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (a) (f)	250,000	38,373
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class C, 4.69%, 8/15/2048 (f)	150,000	117,043
Series 2016-C1, Class D1, 4.34%, 3/17/2049 (a) (f)	400,000	350,970
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class C, 3.89%, 3/15/2050 (f)	800,000	724,544
Series 2017-JP5, Class D, 4.64%, 3/15/2050 (a) (f)	275,000	222,408
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class D, 5.05%, 12/15/2046 (a) (f)	143,114	135,964
Series 2015-JP1, Class C, 4.92%, 1/15/2049 (f)	1,000,000	900,928
Series 2016-JP3, Class C, 3.55%, 8/15/2049 (f)	1,000,000	808,119
Life Mortgage Trust Series 2021-BMR, Class C, 5.17%, 3/15/2038 (a) (f)	20,826	20,725
MHC Commercial Mortgage Trust Series 2021-MHC, Class D, 5.67%, 4/15/2038 (a) (f)	200,000	199,938
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class D, 3.26%, 5/15/2048 (a)	220,000	215,622
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.44%, 10/25/2049 (a) (f)	516,023	523,585
Series 2020-01, Class M10, 7.94%, 3/25/2050 (a) (f)	519,292	527,891
PRM7 Trust
Series 2025-PRM7, Class A, 4.51%, 11/10/2042 (a) (f)	1,132,000	1,120,406

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2025-PRM7, Class B, 4.81%, 11/10/2042 (a) (f)	1,088,000	1,079,133
Series 2025-PRM7, Class D, 5.85%, 11/10/2042 (a) (f)	734,000	734,924
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	1,504,746	1,551,966
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, 5.35%, 5/15/2039 (a) (f)	804,000	804,144
Series 2024-DSNY, Class B, 5.70%, 5/15/2039 (a) (f)	1,008,000	1,005,483
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	225,000	214,870
SMRT Series 2022-MINI, Class E, 6.66%, 1/15/2039 (a) (f)	350,000	347,605
STWD Mortgage Trust (Cayman Islands) Series 2021-LIH, Class B, 5.73%, 11/15/2036 (a) (f)	400,000	399,005
Wells Fargo Commercial Mortgage Trust Series 2015-LC22, Class D, 4.87%, 9/15/2058 (f)	205,000	181,117
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class C, 4.15%, 3/15/2045 (f)	117,000	112,860
Series 2014-C21, Class C, 4.23%, 8/15/2047 (f)	1,000,000	939,990
Series 2014-C22, Class C, 3.75%, 9/15/2057 (f)	725,000	616,250
Series 2014-C22, Class AS, 4.07%, 9/15/2057 (f)	864,760	821,539
Total Commercial Mortgage-Backed Securities (Cost $43,920,379)		43,404,318
Foreign Government Securities — 1.1%
Arab Republic of Egypt
7.60%, 3/1/2029 (c)	600,000	629,640
8.63%, 2/4/2030 (c)	200,000	216,562
5.88%, 2/16/2031 (c)	200,000	193,626
Argentine Republic
1.00%, 7/9/2029	172,000	149,984
4.12%, 7/9/2035 (g)	1,095,000	778,682
Benin Government Bond 7.96%, 2/13/2038 (a)	200,000	203,222
Commonwealth of the Bahamas
8.95%, 10/15/2032 (c)	200,000	221,886
8.25%, 6/24/2036 (a)	200,000	216,700
Dominican Republic Government Bond
4.50%, 1/30/2030 (a)	150,000	145,819
4.50%, 1/30/2030 (c)	150,000	145,819
7.05%, 2/3/2031 (c)	200,000	214,100
Federal Republic of Nigeria
6.50%, 11/28/2027 (c)	600,000	603,750
8.38%, 3/24/2029 (c)	400,000	420,800
Hashemite Kingdom of Jordan
7.75%, 1/15/2028 (c)	200,000	208,376
7.50%, 1/13/2029 (c)	200,000	209,990
5.85%, 7/7/2030 (c)	200,000	200,900
5.75%, 11/12/2032 (a)	377,000	370,874
Islamic Republic of Pakistan
6.00%, 4/8/2026 (c)	400,000	398,000
7.38%, 4/8/2031 (a)	600,000	589,200
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	400,000	437,928
Republic of Angola
8.25%, 5/9/2028 (c)	200,000	199,063
8.00%, 11/26/2029 (a)	200,000	192,990

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Republic of Cote d'Ivoire
5.75%, 12/31/2032 (c) (g)	44,694	44,406
7.63%, 1/30/2033 (a)	400,000	417,200
7.63%, 1/30/2033 (c)	400,000	417,200
8.08%, 4/1/2036 (a)	340,000	352,991
Republic of Ecuador
6.90%, 7/31/2030 (c) (g)	650,000	632,125
6.90%, 7/31/2035 (a) (g)	250,000	213,500
Republic of El Salvador
8.63%, 2/28/2029 (c)	270,000	286,200
9.25%, 4/17/2030 (c)	150,000	161,175
Republic of Honduras 8.63%, 11/27/2034 (a)	350,000	384,125
Republic of Iraq 5.80%, 1/15/2028 (c)	281,250	280,283
Republic of Kenya
9.75%, 2/16/2031 (c)	200,000	213,250
7.88%, 10/9/2033 (a)	300,000	287,625
Republic of Montenegro 7.25%, 3/12/2031 (a)	200,000	214,386
Republic of South Africa 7.10%, 11/19/2036 (a)	350,000	376,862
Republic of Turkiye (The) 7.13%, 2/12/2032	200,000	210,800
Suriname Government International Bond
7.70%, 11/6/2030 (a)	232,000	238,322
8.50%, 11/6/2035 (a)	322,000	346,652
Total Foreign Government Securities (Cost $11,516,012)		12,025,013
Municipal Bonds — 0.0% (f) (i) ^
California — 0.0% ^
California Housing Finance Agency Series 2021-1, Class X, Rev., 0.80%, 11/20/2035 (Cost $75,820)	2,039,753	84,827
	SHARES
Common Stocks — 0.0% ^
Specialty Retail — 0.0% ^
Rite Aid ‡ *(Cost $—)	66	—
Short-Term Investments — 4.8%
Investment Companies — 4.6%
JPMorgan Prime Money Market Fund Class IM Shares, 4.06% (j) (k) (Cost $51,124,482)	51,106,629	51,127,072
	PRINCIPAL AMOUNT($)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bills, 4.13%, 1/8/2026 (l) (m) (Cost $1,619,032)	1,626,000	1,619,476
Total Short-Term Investments (Cost $52,743,514)		52,746,548
Total Investments — 101.3% (Cost $1,112,305,255)		1,121,596,340
Liabilities in Excess of Other Assets — (1.3)%		(14,381,398)
NET ASSETS — 100.0%		1,107,214,942

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2025.
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2025.
(c)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)	Defaulted security.
(e)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2025.

(g)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2025.

(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of November 30, 2025.
(l)	The rate shown is the effective yield as of November 30, 2025.
(m)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
Futures contracts outstanding as of November 30, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Ultra Bond	3	03/20/2026	USD	362,813	2,620
U.S. Treasury 2 Year Note	189	03/31/2026	USD	39,474,422	(3,231)
U.S. Treasury 5 Year Note	981	03/31/2026	USD	107,680,078	80,214
					79,603
Short Contracts
U.S. Treasury 10 Year Note	(167)	03/20/2026	USD	(18,928,406)	(40,028)
U.S. Treasury 10 Year Ultra Note	(123)	03/20/2026	USD	(14,291,063)	(57,059)
U.S. Treasury Long Bond	(60)	03/20/2026	USD	(7,046,250)	(54,945)
					(152,032)
					(72,429)

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of November 30, 2025:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.45-V1	5.00	Quarterly	12/20/2030	3.23	USD 7,660,000	(506,577)	(137,101)	(643,678)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2025.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$232,295,830	$8,771,765	$241,067,595
Collateralized Mortgage Obligations	—	110,156,717	2,297,334	112,454,051
Commercial Mortgage-Backed Securities	—	41,879,606	1,524,712	43,404,318
Common Stocks	—	—	— (a)	—(a )
Corporate Bonds
Aerospace & Defense	—	1,677,643	—	1,677,643
Automobile Components	—	1,804,156	—	1,804,156
Automobiles	—	7,000,293	—	7,000,293
Banks	—	131,804,818	—	131,804,818
Beverages	—	1,475,058	—	1,475,058
Biotechnology	—	1,153,796	—	1,153,796
Broadline Retail	—	237,502	—	237,502
Building Products	—	2,567,671	—	2,567,671
Capital Markets	—	26,166,533	—	26,166,533
Chemicals	—	2,231,710	—	2,231,710
Commercial Services & Supplies	—	3,585,909	—	3,585,909
Communications Equipment	—	82,856	—	82,856
Construction & Engineering	—	560,339	—	560,339
Construction Materials	—	105,173	—	105,173
Consumer Finance	—	7,374,600	—	7,374,600
Consumer Staples Distribution & Retail	—	626,085	— (a)	626,085
Containers & Packaging	—	1,086,843	—	1,086,843
Distributors	—	273,895	—	273,895
Diversified Consumer Services	—	442,841	—	442,841
Diversified REITs	—	2,209,407	—	2,209,407
Diversified Telecommunication Services	—	3,389,448	—	3,389,448
Electric Utilities	—	10,052,947	—	10,052,947
Electrical Equipment	—	439,271	—	439,271
Electronic Equipment, Instruments & Components	—	455,589	—	455,589
Energy Equipment & Services	—	769,111	—	769,111
Entertainment	—	743,867	—	743,867
Financial Services	—	13,992,980	1,596,062	15,589,042
Food Products	—	1,474,327	—	1,474,327
Gas Utilities	—	145,568	—	145,568
Ground Transportation	—	1,441,838	—	1,441,838
Health Care Equipment & Supplies	—	2,554,779	—	2,554,779
Health Care Providers & Services	—	6,806,735	—	6,806,735
Health Care Technology	—	293,910	—	293,910
Hotel & Resort REITs	—	601,304	—	601,304
Hotels, Restaurants & Leisure	—	4,285,376	—	4,285,376
Household Durables	—	1,641,550	—	1,641,550
Household Products	—	504,812	—	504,812

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Independent Power and Renewable Electricity Producers	$—	$564,736	$—	$564,736
Insurance	—	17,082,937	—	17,082,937
Interactive Media & Services	—	128,767	—	128,767
IT Services	—	208,104	— (a)	208,104
Leisure Products	—	83,442	—	83,442
Machinery	—	621,488	—	621,488
Marine Transportation	—	143,901	—	143,901
Media	—	4,045,933	—	4,045,933
Metals & Mining	—	487,206	—	487,206
Mortgage Real Estate Investment Trusts (REITs)	—	1,041,204	—	1,041,204
Multi-Utilities	—	1,493,934	—	1,493,934
Oil, Gas & Consumable Fuels	—	17,439,740	—	17,439,740
Passenger Airlines	—	1,360,164	—	1,360,164
Personal Care Products	—	311,459	—	311,459
Pharmaceuticals	—	182,809	—	182,809
Real Estate Management & Development	—	220,235	—	220,235
Residential REITs	—	1,164,460	—	1,164,460
Semiconductors & Semiconductor Equipment	—	7,415,442	—	7,415,442
Software	—	923,591	—	923,591
Specialized REITs	—	274,964	—	274,964
Specialty Retail	—	1,205,061	— (a)	1,205,061
Technology Hardware, Storage & Peripherals	—	193,491	—	193,491
Trading Companies & Distributors	—	1,648,262	—	1,648,262
Wireless Telecommunication Services	—	2,896,271	—	2,896,271
Total Corporate Bonds	—	303,198,141	1,596,062	304,794,203
Foreign Government Securities	—	12,025,013	—	12,025,013
Mortgage-Backed Securities	—	131,636,169	—	131,636,169
Municipal Bonds	—	84,827	—	84,827
U.S. Treasury Obligations	—	223,383,616	—	223,383,616
Short-Term Investments
Investment Companies	51,127,072	—	—	51,127,072
U.S. Treasury Obligations	—	1,619,476	—	1,619,476
Total Short-Term Investments	51,127,072	1,619,476	—	52,746,548
Total Investments in Securities	$51,127,072	$1,056,279,395	$14,189,873	$1,121,596,340
Appreciation in Other Financial Instruments
Futures Contracts	$82,834	$—	$—	$82,834
Depreciation in Other Financial Instruments
Futures Contracts	$(155,263)	$—	$—	$(155,263)
Swaps	—	(137,101)	—	(137,101)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(72,429)	$(137,101)	$—	$(209,530)

(a)	Value is zero.

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2025
Investments in Securities:
Asset-Backed Securities	$3,010,737	$—	$39,470	$10,153	$5,903,239	$(191,834)	$—	$—	$8,771,765
Collateralized Mortgage Obligations	185,192	—	(9,422)	25	2,306,731	—	—	(185,192)	2,297,334
Commercial Mortgage-Backed Securities	—	—	3,743	695	1,520,274	—	—	—	1,524,712
Common Stocks	— (a)	—	— (a)	—	—	—	—	—	— (a)
Corporate Bonds	6,979	—	(3,559)	499	1,671,745	(79,602)	—	—	1,596,062
Total	$3,202,908	$—	$30,232	$11,372	$11,401,989	$(271,436)	$—	$(185,192)	$14,189,873

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2025, which were valued using significant unobservable inputs (level 3) amounted to $30,232.
There were no significant transfers into or out of level 3 for the period ended November 30, 2025.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$1,917,991	Discounted Cash Flow	Constant Default Rate	0.00% - 49.00% (5.00%)
			Constant Prepayment Rate	0.00% - 100.00% (33.98%)
			Yield (Discount Rate of Cash Flows)	4.85% - 16.46% (6.70%)
Asset-Backed Securities	1,917,991
	792,885	Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
			Yield (Discount Rate of Cash Flows)	5.23% (5.23%)
Collateralized Mortgage Obligations	792,885
	—	Terms of Restructuring	Expected Recovery	0.00% (0.00%)

Corporate Bonds	—
Total	$2,710,876

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2025, the value of these investments was $11,478,997. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2025	Shares at November 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.06% (a) (b)	$34,888,213	$377,388,908	$361,148,988	$466	$(1,527)	$51,127,072	51,106,629	$759,613	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.05% (a) (b)	2,477,517	14,308,417	16,785,934	—	—	—	—	58,970	—
Total	$37,365,730	$391,697,325	$377,934,922	$466	$(1,527)	$51,127,072		$818,583	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2025.